UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000

          Check here if Amendment [ ]; Amendment Number: ______

                     This Amendment (Check only one):

                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:       Thomas W. Smith
                ---------------------------------------------------------------
    Address:    323 Railroad Avenue    Greenwich     CT          06830
                ---------------------------------------------------------------
                (Street)               (City)        (State)     (Zip)

    Form 13F File Number:  28-1909

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

           Name:                    Thomas W. Smith
           Title:                   Investment Manager
           Phone:                   203-661-1200

Signature, Place, and Date of Signing:

           /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

           Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

           August 14, 2000
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 Report Summary:


     Number of Other Included Managers:               1
                                                      ----------

     Form 13F Information Table Entry Total:          42
                                                      ----------

     Form 13F Information Table Value Total:          $1,018,923 (thousands)
                                                      ----------


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

No.            Form 13F File No.:                  Name:
---            -----------------                   ----
01             28-3444                             Thomas N. Tryforos
------------   --------------------------------    -----------------------------

------------   --------------------------------    -----------------------------

------------   --------------------------------    -----------------------------

------------   --------------------------------    -----------------------------

    FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/   PUT/   INVSTMT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT PRN   CALL   DSCRETN  MANAGERS     SOLE    SHARED   NONE
        --------------       --------------   -----      --------  ------- ---   ----   -------  --------     ----    ------   ----
POSITION A                        COM                       4761    278000 SH           SOLE                 278000
POSITION A                        COM                      17562   1025500 SH           OTHER       01      1025500
AMERICAN POWER CONV. CORP         COM       290661075       5414    132665 SH           SOLE                 132665
AMERICAN POWER CONV. CORP         COM       290661075      50599   1239800 SH           OTHER       01      1239800
COPART, INC.                      COM       2172041061       414     25896 SH           SOLE                  25896
COPART, INC.                      COM       2172041061     25472   1592000 SH           OTHER       01      1592000
CREDIT ACCEPTANCE CORP            COM       225310101       1763    316998 SH           SOLE                 316998
CREDIT ACCEPTANCE CORP            COM       225310101      22714   4083370 SH           OTHER       01      4083370
CATALINA MARKETING                COM       148867104       4043     39640 SH           SOLE                  39640
CATALINA MARKETING                COM       148867104      86027    843400 SH           OTHER       01       843400
CONCORD EFS                       COM       206189102      40274   1549010 SH           OTHER       01      1549010
CONSECO, INC.                     COM       208464107       2502    256587 SH           SOLE                 256587
CONSECO, INC.                     COM       208464107      23612   2421700 SH           OTHER       01      2421700
CONSECO, INC.                     COM       208464907         13      2500 SH    CALL   OTHER       01         2500
FASTENAL CO.                      COM       3119001044       418      8263 SH           SOLE                   8263
FASTENAL CO.                      COM       3119001044     50559    998695 SH           OTHER       01       998695
INDYMAC MORTGAGE HOLDINGS         COM       4566071001       292     21500 SH           SOLE                  21500
IRON MOUNTAIN, INC.               COM       46284P104      11491    337973 SH           SOLE                 337973
IRON MOUNTAIN, INC.               COM       46284P104     104776   3081640 SH           OTHER       01      3081640
KEANE INC.                        COM       4866651023      1618     74820 SH           SOLE                  74820
KEANE INC.                        COM       4866651023     42575   1968800 SH                               1968800
MACDERMID, INC.                   COM       554273102        541     23000 SH           SOLE                  23000
MACDERMID, INC.                   COM       554273102      37697   1604108 SH           OTHER       01      1604108
MEDAPHIS CORP.                    COM       584028104        346     36921 SH           SOLE                  36921
MEDAPHIS CORP.                    COM       584028104       4837    515966 SH           OTHER       01       515966
MEMBERWORKS INC.                  COM       5860021070      2318     68948 SH           SOLE                  68948
MEMBERWORKS INC.                  COM       5860021070     35511   1056100 SH           OTHER       01      1056100
ORTHODONTIC CTRS. OF AMER.        COM       68750P103       6867    303500 SH           SOLE                 303500
ORTHODONTIC CTRS. OF AMER.        COM       68750P103      46065   2036000 SH           OTHER       01      2036000
PAXAR CORP.                       COM       704227107       2643    221402 SH           SOLE                 221402
PAXAR CORP.                       COM       704227107      42228   3537464 SH           OTHER       01      3537464
PRE-PAID LEGAL SERVICES. INC.     COM       7400651007      9215    308444 SH           SOLE                 308444
PRE-PAID LEGAL SERVICES. INC.     COM       7400651007     73522   2461000 SH           OTHER       01      2461000
SCOTTS COMPANY                    COM       8101861065      5104       140 SH           SOLE                    140
SEI INVESTMENTS                   COM       784117103      23417    588192 SH           SOLE                 588192
SEI INVESTMENTS                   COM       784117103     171751   4314007 SH           OTHER       01      4314007
STATE STREET CORPORATION          COM       8574771031       718      6773 SH           SOLE                   6773
WALT DISNEY COMPANY               COM       2546871060       407     10497 SH           SOLE                  10497
WHOLE FOOD MARKET, INC.           COM       9668371068      4685    113400 SH           SOLE                 113400
WHOLE FOOD MARKET, INC.           COM       9668371068     43440   1051500 SH           OTHER       01      1051500
WORLD ACCEPTANCE CORP.            COM       981419104        561    106950 SH           SOLE                 106950
WORLD ACCEPTANCE CORP.            COM       981419104      10151   1933600 SH           OTHER       01      1933600